Restructuring Costs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified		12 Months Ended														20 Months Ended	32 Months Ended		32 Months Ended			16 Months Ended				12 Months Ended
	Mar. 31, 2014 Fiscal 2014 March restructuring [Member]	Mar. 31, 2014 Fiscal 2014 March restructuring [Member] Employee Termination Costs [Member]	Mar. 31, 2014 Fiscal 2013 December Restructuring [Member]	Mar. 31, 2013 Fiscal 2013 December Restructuring [Member]	Mar. 31, 2014 Fiscal 2013 December Restructuring [Member] Employee Termination Costs [Member]	Mar. 31, 2013 Fiscal 2013 December Restructuring [Member] Employee Termination Costs [Member]	Mar. 31, 2014 Fiscal 2013 December Restructuring [Member] Facilities Costs [Member]	Mar. 31, 2013 Fiscal 2013 December Restructuring [Member] Facilities Costs [Member]	Mar. 31, 2014 Fiscal 2013 December Restructuring [Member] Other Restructuring Costs [Member]	Mar. 31, 2013 Fiscal 2013 December Restructuring [Member] Other Restructuring Costs [Member]	Mar. 31, 2014 Fiscal 2013 December Restructuring [Member] Employee Termination and Other Restructuring Adjustments [Member]	Mar. 31, 2014 Fiscal 2013 December Restructuring [Member] Facilities Adjustments [Member]	Mar. 31, 2014 Fiscal 2013 August Restructuring [Member]	Mar. 31, 2014 Fiscal 2013 August Restructuring [Member] Employee Termination Costs [Member]	Mar. 31, 2013 Fiscal 2013 August Restructuring [Member] Employee Termination Costs [Member]	Mar. 31, 2014 Fiscal 2013 August Restructuring [Member] Employee Termination Costs [Member]	Mar. 31, 2014 Fiscal 2012 August Restructuring [Member]	Mar. 31, 2013 Fiscal 2012 August Restructuring [Member]	Mar. 31, 2014 Fiscal 2012 August Restructuring [Member] Employee Termination Costs [Member]	Mar. 31, 2014 Fiscal 2012 August Restructuring [Member] Other Restructuring Costs [Member]	Mar. 31, 2014 Fiscal 2012 August Restructuring [Member] Lease Obligation Costs [Member]	Mar. 31, 2014 Fiscal 2013 December Restructuring [Member]	Mar. 31, 2014 Fiscal 2013 December Restructuring [Member] Employee Termination Costs [Member]	Mar. 31, 2014 Fiscal 2013 December Restructuring [Member] Facilities Costs [Member]	Mar. 31, 2014 Fiscal 2013 December Restructuring [Member] Other Restructuring Costs [Member]	Mar. 31, 2014 Fiscal 2014 Restructuring [Member]	Mar. 31, 2014 Fiscal 2014 Restructuring [Member] Employee Termination Costs [Member]	Mar. 31, 2014 Fiscal 2014 Restructuring [Member] Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation, current	$ 3,012		$ 1,110	$ 6,831													$ 3,922	$ 2,286								$ 1,076
Workforce reduction percentage				25.00%
Restructuring costs incurred		3,147	715	17,390	151	16,172	235	1,010	329	208					1,947											3,428	3,076	352
Adjustment to restructuring accrual											(2,044)	11
Restructuring costs incurred to date																1,789	15,605		3,745	1,455	10,404	16,072	14,495	1,256	321
Accrued restructuring obligation, non-current			200														0	4,214
Adjustment			$ (2,033)		$ (1,828)		$ 11		$ (216)				$ (158)	$ (158)